Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Gold credit sales	$ 328,354	$ 182,150	$ 648,049	$ 372,839
Silver credit sales	139,949	86,542	262,249	170,251
Concentrate sales	25,790	24,749	48,428	37,698
Total silver sales	165,739	111,291	310,677	207,949
Palladium credit sales	2,564	4,210	4,936	8,887
Revenue From Cobalt Sales	6,561	1,413	9,967	6,195
Total sales revenue	$ 503,218	$ 299,064	$ 973,629	$ 595,870
Gold
Gold credit sales	65.00%	61.00%	66.00%	63.00%
Silver
Silver credit sales	28.00%	29.00%	27.00%	29.00%
Concentrate sales	5.00%	8.00%	5.00%	6.00%
Total silver sales	33.00%	37.00%	32.00%	35.00%
Palladium
Palladium credit sales	1.00%	1.00%	1.00%	1.00%
Cobalt sales	1.00%	1.00%	1.00%	1.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%